SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 02, 2019 USD ($)	Jan. 01, 2019	Aug. 31, 2017 item	Sep. 30, 2016 segment	Sep. 30, 2017	Dec. 31, 2019 USD ($) item shares	Dec. 31, 2019 CNY (¥) item shares	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2018 CNY (¥) item shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 CNY (¥)
Significant accounting policies
Internal use software development costs, Amount capitalized						$ 1,894			¥ 6,093	¥ 9,238	¥ 13,189
Lease, Practical Expedients, Package		true
Percentage of interest in limited partnerships applies the equity method of accounting						3.00%	3.00%
Number of reporting units | item			2			1	1	1	1
Number of service lines | item			2
Cash flows estimated growth rate after six years using terminal value					3.00%
Discount rate used in the valuations based on weighted average cost of capital					13.00%
Discounted cash flow projection period					5 years	5 years	5 years
Impairment losses pursuant to the goodwill tests										766,440
Impairment losses of long-lived assets							¥ 0		¥ 0	401,808
Deferred revenue						$ 8,277			57,754		¥ 57,625
Revenue recognized						6,751	46,996
Advertising expense						$ 875	¥ 6,095		¥ 7,968	¥ 7,773
Share repurchase plan, shares repurchased (in shares) | shares						242,830	242,830	0	0	3,448,482
Share Repurchase Plan, share value							¥ 11,840			¥ 133,126
Number of reportable segments | segment				2
Aipu Group
Significant accounting policies
Discounted cash flow projection period						7 years	7 years
Impairment losses of long-lived assets						$ 0				170,695
WiFire Group Inc. ("WiFire Group")
Significant accounting policies
Discounted cash flow projection period						5 years	5 years
Impairment losses of long-lived assets										¥ 231,113
Hosting and related services
Significant accounting policies
Impairment losses pursuant to the goodwill tests | $						$ 0		$ 0
American Depository Shares
Significant accounting policies
Share Repurchase Plan, period	13 months
Share repurchase plan, shares repurchased (in shares) | shares						242,830	242,830	0	0	3,448,482
Share Repurchase Plan, share value						$ 1,701	¥ 11,840		¥ 0	¥ 133,126
Maximum
Significant accounting policies
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)						6.9618					6.9618
Maximum | American Depository Shares
Significant accounting policies
Share Repurchase Plan, value | $	$ 20,000